Operating Segments (Operating Income-Loss by Geographical Location of the Assets) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of geographical areas [Line Items]
Operating income	$ 3,516	$ 1,210	$ 202
Israel [Member]
Disclosure of geographical areas [Line Items]
Operating income	2,668	863	105
Europe [Member]
Disclosure of geographical areas [Line Items]
Operating income	445	7	(50)
Asia [Member]
Disclosure of geographical areas [Line Items]
Operating income	221	179	64
South America [Member]
Disclosure of geographical areas [Line Items]
Operating income	184	95	35
North America [Member]
Disclosure of geographical areas [Line Items]
Operating income	131	71	47
Others [Member]
Disclosure of geographical areas [Line Items]
Operating income	5	4	4
Intercompany eliminations [Member]
Disclosure of geographical areas [Line Items]
Operating income	$ (138)	$ (9)	$ (3)